Oct. 31, 2016
Waddell & Reed Advisors Funds

Supplement dated July 28, 2017 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2016
and as supplemented December 29, 2016, January 31, 2017, April 10, 2017, May 18, 2017 and July 14, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 3, 8, 12, 17, 21, 25, 30, 34, 38, 50, 55 and 60:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.